DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI China A Inclusion Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 2.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,300	$7,799
Beijing Enlight Media Co. Ltd., Class A	2,500	3,208
China Film Co. Ltd., Class A*	1,500	3,058
China United Network Communications Ltd., Class A	31,000	22,190
Focus Media Information Technology Co. Ltd., Class A	13,223	13,989
G-bits Network Technology Xiamen Co. Ltd., Class A	100	5,739
Giant Network Group Co. Ltd., Class A	1,800	3,611
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	2,200	3,304
Kingnet Network Co. Ltd., Class A*	1,900	3,952
Kunlun Tech Co. Ltd., Class A*	1,000	4,971
Mango Excellent Media Co. Ltd., Class A	1,500	6,088
Oriental Pearl Group Co. Ltd., Class A	2,700	2,956
People.cn Co. Ltd., Class A	1,000	5,702
Perfect World Co. Ltd., Class A	2,100	3,990
Wanda Film Holding Co. Ltd., Class A*	1,400	2,587
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,220	6,121

(Cost $99,155)		99,265

Consumer Discretionary - 5.9%
AIMA Technology Group Co. Ltd., Class A	500	1,951
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	1,900	3,349
BAIC BluePark New Energy Technology Co. Ltd., Class A*	4,300	3,037
Beijing Roborock Technology Co. Ltd., Class A	123	4,960
Beiqi Foton Motor Co. Ltd., Class A*	6,000	2,951
Bethel Automotive Safety Systems Co. Ltd., Class A	400	4,141
BTG Hotels Group Co. Ltd., Class A*	1,000	2,386
BYD Co. Ltd., Class A	1,698	58,182
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	6,094
China Tourism Group Duty Free Corp. Ltd., Class A	1,843	27,580
Chongqing Changan Automobile Co. Ltd., Class A	7,762	13,373
Ecovacs Robotics Co. Ltd., Class A	500	3,643
Fuyao Glass Industry Group Co. Ltd., Class A	2,009	10,489
Great Wall Motor Co. Ltd., Class A	2,300	8,251
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,800	13,768
Guangzhou Automobile Group Co. Ltd., Class A	4,900	6,786
Haier Smart Home Co. Ltd., Class A	5,800	18,734
sHang Zhou Great Star Industrial Co. Ltd., Class A	1,000	2,679
Hangzhou Robam Appliances Co. Ltd., Class A	1,100	4,155
Hisense Visual Technology Co. Ltd., Class A	1,000	2,871
Huayu Automotive Systems Co. Ltd., Class A	2,900	7,487
Huizhou Desay Sv Automotive Co. Ltd., Class A	500	9,996
Jason Furniture Hangzhou Co. Ltd., Class A	810	4,634
Ningbo Joyson Electronic Corp., Class A	1,300	3,276
Ningbo Tuopu Group Co. Ltd., Class A	1,100	11,774
Offcn Education Technology Co. Ltd., Class A*	4,800	2,816
Oppein Home Group, Inc., Class A	540	7,264
SAIC Motor Corp. Ltd., Class A	6,627	13,075
Sailun Group Co. Ltd., Class A	3,300	5,595
Seres Group Co. Ltd., Class A*	1,100	5,447
Shandong Linglong Tyre Co. Ltd., Class A	1,400	4,189
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	4,764
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	3,700	3,741
Shenzhen Kedali Industry Co. Ltd., Class A	200	3,198
Songcheng Performance Development Co. Ltd., Class A	2,843	4,843
Wuchan Zhongda Group Co. Ltd., Class A	5,500	3,514
Zhejiang Supor Co. Ltd., Class A	500	3,271

(Cost $238,064)		298,264

Consumer Staples - 14.8%
Angel Yeast Co. Ltd., Class A	800	3,645
Anhui Gujing Distillery Co. Ltd., Class A	400	15,830
Anhui Kouzi Distillery Co. Ltd., Class A	400	3,131
Anhui Yingjia Distillery Co. Ltd., Class A	500	5,264
Anjoy Foods Group Co. Ltd., Class A	300	5,379
Beijing Dabeinong Technology Group Co. Ltd., Class A	4,200	3,745
Beijing Yanjing Brewery Co. Ltd., Class A	3,100	4,421
By-health Co. Ltd., Class A	1,200	3,187
Chongqing Brewery Co. Ltd., Class A	500	6,277
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,170	2,557

DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,123	4,103
Eastroc Beverage Group Co. Ltd., Class A	200	5,394
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,311	23,159
Fujian Sunner Development Co. Ltd., Class A	800	2,141
Guangdong Haid Group Co. Ltd., Class A	1,400	9,279
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	800	2,590
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,100	3,710
Heilongjiang Agriculture Co. Ltd., Class A	2,000	3,688
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,600	13,285
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,013	21,479
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,300	10,699
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,424	26,256
JiuGui Liquor Co. Ltd., Class A	300	3,693
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	800	3,715
Juewei Food Co. Ltd., Class A	600	2,942
Kweichow Moutai Co. Ltd., Class A	1,150	291,825
Luzhou Laojiao Co. Ltd., Class A	1,406	44,874
MeiHua Holdings Group Co. Ltd., Class A	2,500	3,136
Muyuan Foods Co. Ltd., Class A	5,285	29,466
New Hope Liuhe Co. Ltd., Class A*	4,072	6,529
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,092	4,819
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,174	39,042
Shede Spirits Co. Ltd., Class A	300	5,543
Sichuan Swellfun Co. Ltd., Class A	500	4,545
Tsingtao Brewery Co. Ltd., Class A	700	8,761
Wens Foodstuffs Group Co. Ltd., Class A	5,844	13,377
Wuliangye Yibin Co. Ltd., Class A	3,654	78,271
Yifeng Pharmacy Chain Co. Ltd., Class A	960	4,690
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,899
Yonghui Superstores Co. Ltd., Class A*	8,100	3,583
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	1,200	2,483
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	300	4,195

(Cost $446,098)		739,607

Energy - 3.0%
China Merchants Energy Shipping Co. Ltd., Class A	8,100	6,555
China Petroleum & Chemical Corp., Class A	29,750	24,810
China Shenhua Energy Co. Ltd., Class A	6,200	23,996
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	6,554
Guanghui Energy Co. Ltd., Class A	6,600	5,967
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	1,800	3,277
Jizhong Energy Resources Co. Ltd., Class A	3,300	2,766
Offshore Oil Engineering Co. Ltd., Class A	3,900	3,118
PetroChina Co. Ltd., Class A	19,635	20,907
Shaanxi Coal Industry Co. Ltd., Class A	8,999	20,573
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,300	3,432
Shanxi Coking Coal Energy Group Co. Ltd., Class A	5,600	6,417
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,200	7,157
Yankuang Energy Group Co. Ltd., Class A	3,750	8,877
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	4,321

(Cost $106,309)		148,727

Financials - 18.4%
Agricultural Bank of China Ltd., Class A	80,217	38,133
AVIC Industry-Finance Holdings Co. Ltd., Class A	9,710	4,909
Bank of Beijing Co. Ltd., Class A	21,314	13,090
Bank of Changsha Co. Ltd., Class A	3,800	4,245
Bank of Chengdu Co. Ltd., Class A	3,750	7,053
Bank of China Ltd., Class A	33,012	17,008
Bank of Communications Co. Ltd., Class A	36,538	27,861
Bank of Hangzhou Co. Ltd., Class A	6,240	9,602
Bank of Jiangsu Co. Ltd., Class A	14,499	14,203
Bank of Nanjing Co. Ltd., Class A	9,300	10,120
Bank of Ningbo Co. Ltd., Class A	6,155	22,130
Bank of Shanghai Co. Ltd., Class A	14,135	11,555
Bank of Suzhou Co. Ltd., Class A	3,400	3,148
BOC International China Co. Ltd., Class A	2,800	4,570
Caitong Securities Co. Ltd., Class A	4,810	5,293
Changjiang Securities Co. Ltd., Class A	3,600	2,958
China Construction Bank Corp., Class A	9,700	7,996
China Everbright Bank Co. Ltd., Class A	41,531	17,175
China Galaxy Securities Co. Ltd., Class A	3,700	5,861
China Great Wall Securities Co. Ltd., Class A	2,700	3,257

China International Capital Corp. Ltd., Class A	1,800	9,645
China Life Insurance Co. Ltd., Class A	2,514	12,307
China Merchants Bank Co. Ltd., Class A	19,343	83,846
China Merchants Securities Co. Ltd., Class A	6,131	11,970
China Minsheng Banking Corp. Ltd., Class A	32,971	17,123
China Pacific Insurance Group Co. Ltd., Class A	6,277	23,889
China Zheshang Bank Co. Ltd., Class A	21,190	7,482
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,700	3,978
CITIC Securities Co. Ltd., Class A	11,493	35,055
CNPC Capital Co. Ltd., Class A	5,600	5,178
CSC Financial Co. Ltd., Class A	4,200	14,876
Dongxing Securities Co. Ltd., Class A	3,100	3,531
East Money Information Co. Ltd., Class A	14,529	31,679
Everbright Securities Co. Ltd., Class A	3,637	8,575
First Capital Securities Co. Ltd., Class A	4,000	3,308
Founder Securities Co. Ltd., Class A	7,700	7,638
GF Securities Co. Ltd., Class A	5,900	12,208
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	3,867	3,655
Guolian Securities Co. Ltd., Class A*	2,100	3,133
Guosen Securities Co. Ltd., Class A	6,700	8,542
Guotai Junan Securities Co. Ltd., Class A	7,051	14,105
Guoyuan Securities Co. Ltd., Class A	4,690	4,478
Haitong Securities Co. Ltd., Class A	8,914	12,039
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	11,496
Huatai Securities Co. Ltd., Class A	6,880	15,011
Huaxi Securities Co. Ltd., Class A	2,800	3,278
Huaxia Bank Co. Ltd., Class A	12,598	9,589
Industrial & Commercial Bank of China Ltd., Class A	59,233	37,598
Industrial Bank Co. Ltd., Class A	19,485	42,324
Industrial Securities Co. Ltd., Class A	8,720	7,680
Nanjing Securities Co. Ltd., Class A	3,400	3,854
New China Life Insurance Co. Ltd., Class A	1,964	10,928
Orient Securities Co. Ltd., Class A	6,385	8,737
People’s Insurance Co. Group of China Ltd., Class A	9,600	7,703
Ping An Bank Co. Ltd., Class A	18,166	27,779
Ping An Insurance Group Co. of China Ltd., Class A	10,109	67,764
Postal Savings Bank of China Co. Ltd., Class A	26,700	17,828
SDIC Capital Co. Ltd., Class A	5,700	5,740
Shanghai Pudong Development Bank Co. Ltd., Class A	27,527	26,398
Shanghai Rural Commercial Bank Co. Ltd., Class A	7,500	5,997
Shanxi Securities Co. Ltd., Class A	3,680	3,064
Shenwan Hongyuan Group Co. Ltd., Class A	21,195	12,696
Sinolink Securities Co. Ltd., Class A	3,500	4,515
SooChow Securities Co. Ltd., Class A	5,373	6,046
Southwest Securities Co. Ltd., Class A	4,200	2,435
Western Securities Co. Ltd., Class A	4,600	4,266
Zheshang Securities Co. Ltd., Class A	4,100	5,802
Zhongtai Securities Co. Ltd., Class A	6,200	6,227

(Cost $958,885)		923,162

Health Care - 7.9%
Aier Eye Hospital Group Co. Ltd., Class A	8,418	20,841
Apeloa Pharmaceutical Co. Ltd., Class A	1,300	3,135
Asymchem Laboratories Tianjin Co. Ltd., Class A	320	5,850
Autobio Diagnostics Co. Ltd., Class A	500	3,150
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,500	5,173
Beijing Tongrentang Co. Ltd., Class A	1,200	9,269
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	812	5,566
Betta Pharmaceuticals Co. Ltd., Class A	400	2,716
BGI Genomics Co. Ltd., Class A	400	2,952
Bloomage Biotechnology Corp. Ltd., Class A	303	3,853
Changchun High & New Technology Industry Group, Inc., Class A	400	7,557
China Meheco Co. Ltd., Class A	1,400	2,406
China National Medicines Corp. Ltd., Class A	700	3,130
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,075	7,027
Chongqing Taiji Industry Group Co. Ltd., Class A*	500	2,972
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,100	12,753
Dong-E-E-Jiao Co. Ltd., Class A	500	3,560
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,500	6,372
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,098
Hangzhou Tigermed Consulting Co. Ltd., Class A	350	3,202
Huadong Medicine Co. Ltd., Class A	1,560	8,142
Hualan Biological Engineering, Inc., Class A	1,840	5,367

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	900	3,237
Humanwell Healthcare Group Co. Ltd., Class A	1,200	3,851
Imeik Technology Development Co. Ltd., Class A	200	12,049
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	5,976	34,303
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	800	2,903
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,000	4,659
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,300	2,036
Jointown Pharmaceutical Group Co. Ltd., Class A	2,235	3,172
Kangmei Pharmaceutical Co. Ltd., Class A*	12,413	3,172
Lepu Medical Technology Beijing Co. Ltd., Class A	2,000	4,449
Livzon Pharmaceutical Group, Inc., Class A	600	2,836
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	4,132	3,860
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	923	1,500
Ovctek China, Inc., Class A	860	3,119
Pharmaron Beijing Co. Ltd., Class A	975	3,992
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	1,238	2,975
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,200	8,442
Shanghai Junshi Biosciences Co. Ltd., Class A*	745	3,891
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	6,878
Shanghai RAAS Blood Products Co. Ltd., Class A	7,400	7,229
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	820	3,140
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	40,805
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	700	5,845
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,200	4,559
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,780	5,691
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,200	4,468
Topchoice Medical Corp., Class A*	300	3,846
Walvax Biotechnology Co. Ltd., Class A	1,300	4,228
WuXi AppTec Co. Ltd., Class A	2,436	27,277
Yunnan Baiyao Group Co. Ltd., Class A	1,778	13,350
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	596	22,628
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,420	3,278
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	400	1,494
Zhejiang NHU Co. Ltd., Class A	3,264	7,301

(Cost $384,371)		395,554

Industrials - 15.4%
AECC Aero-Engine Control Co. Ltd., Class A	1,200	3,695
AECC Aviation Power Co. Ltd., Class A	2,400	12,939
Air China Ltd., Class A*	10,500	12,479
AVICOPTER PLC, Class A	400	2,096
Beijing Easpring Material Technology Co. Ltd., Class A	500	3,045
Beijing New Building Materials PLC, Class A	1,300	5,340
Beijing United Information Technology Co. Ltd., Class A	775	3,845
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	30,000	21,021
China Baoan Group Co. Ltd., Class A	2,700	3,954
China CSSC Holdings Ltd., Class A	4,400	17,162
China Eastern Airlines Corp. Ltd., Class A*	14,800	8,825
China Energy Engineering Corp. Ltd., Class A	30,300	9,533
China National Chemical Engineering Co. Ltd., Class A	5,200	5,558
China Railway Group Ltd., Class A	19,000	17,490
China Southern Airlines Co. Ltd., Class A*	10,800	9,378
China State Construction Engineering Corp. Ltd., Class A	39,400	30,476
China XD Electric Co. Ltd., Class A	3,800	2,511
Contemporary Amperex Technology Co. Ltd., Class A	4,120	133,899
COSCO SHIPPING Development Co. Ltd., Class A	10,800	3,532
COSCO SHIPPING Holdings Co. Ltd., Class A	11,950	16,090
CRRC Corp. Ltd., Class A	23,100	18,852
Dajin Heavy Industry Co. Ltd., Class A	500	1,695
Daqin Railway Co. Ltd., Class A	14,200	13,910
Dongfang Electric Corp. Ltd., Class A	3,000	6,916
Eve Energy Co. Ltd., Class A	1,962	13,316

Fangda Carbon New Material Co. Ltd., Class A*	4,273	3,423
Farasis Energy Gan Zhou Co. Ltd., Class A*	1,164	3,238
FAW Jiefang Group Co. Ltd., Class A*	3,200	3,772
Ginlong Technologies Co. Ltd., Class A	350	3,608
Goldwind Science & Technology Co. Ltd., Class A	3,343	4,363
Gongniu Group Co. Ltd., Class A	400	5,825
GoodWe Technologies Co. Ltd., Class A	176	3,347
Gotion High-tech Co. Ltd., Class A*	1,600	5,324
Guangzhou Baiyun International Airport Co. Ltd., Class A*	2,000	3,240
Guangzhou Great Power Energy & Technology Co. Ltd., Class A*	400	1,968
Hainan Airlines Holding Co. Ltd., Class A*	38,000	8,145
Hongfa Technology Co. Ltd., Class A	420	2,027
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,308	11,169
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,400	6,806
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	2,121
Juneyao Airlines Co. Ltd., Class A*	1,800	3,925
Keda Industrial Group Co. Ltd., Class A	1,800	2,488
Kuang-Chi Technologies Co. Ltd., Class A	2,200	4,504
Liaoning Port Co. Ltd., Class A	14,800	3,213
Metallurgical Corp. of China Ltd., Class A	16,314	8,159
Ming Yang Smart Energy Group Ltd., Class A	2,200	4,513
NARI Technology Co. Ltd., Class A	7,488	24,506
Ningbo Deye Technology Co. Ltd., Class A	360	4,561
Ningbo Orient Wires & Cables Co. Ltd., Class A	700	3,558
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	469	3,282
North Industries Group Red Arrow Co. Ltd., Class A	1,400	2,933
Power Construction Corp. of China Ltd., Class A	15,500	10,967
Pylon Technologies Co. Ltd., Class A	159	3,023
Riyue Heavy Industry Co. Ltd., Class A	600	1,331
Sany Heavy Industry Co. Ltd., Class A	8,150	17,345
SF Holding Co. Ltd., Class A	4,600	27,479
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	600	2,826
Shanghai Construction Group Co. Ltd., Class A	8,700	3,347
Shanghai Electric Group Co. Ltd., Class A*	13,700	8,414
Shanghai International Airport Co. Ltd., Class A*	995	5,363
Shanghai International Port Group Co. Ltd., Class A	6,500	4,555
Shanghai M&G Stationery, Inc., Class A	900	4,662
Shanghai Moons’ Electric Co. Ltd., Class A	400	3,613
Shanxi Coal International Energy Group Co. Ltd., Class A	1,600	3,700
Shenzhen Inovance Technology Co. Ltd., Class A	1,200	11,257
Shenzhen Kstar Science And Technology Co. Ltd., Class A	600	2,496
Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,600	2,238
Sichuan New Energy Power Co. Ltd., Class A*	1,600	2,776
Sichuan Road & Bridge Group Co. Ltd., Class A	7,280	8,912
Sieyuan Electric Co. Ltd., Class A	600	4,219
Sinoma International Engineering Co., Class A	1,900	3,067
Spring Airlines Co. Ltd., Class A*	900	7,245
Sungrow Power Supply Co. Ltd., Class A	1,400	19,187
Sunwoda Electronic Co. Ltd., Class A	1,800	3,917
Suzhou Maxwell Technologies Co. Ltd., Class A	256	5,366
TBEA Co. Ltd., Class A	4,525	9,139
Titan Wind Energy Suzhou Co. Ltd., Class A*	1,800	3,217
Weichai Power Co. Ltd., Class A	6,900	11,186
XCMG Construction Machinery Co. Ltd., Class A	11,749	9,766
Xiamen C & D, Inc., Class A	2,900	4,327
YTO Express Group Co. Ltd., Class A	3,700	7,676
Yunda Holding Co. Ltd., Class A	2,810	3,803
Yutong Bus Co. Ltd., Class A	1,700	2,913
Zhefu Holding Group Co. Ltd., Class A	5,000	2,713
Zhejiang Chint Electrics Co. Ltd., Class A	1,717	5,846
Zhejiang Dingli Machinery Co. Ltd., Class A	280	2,044
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,600	6,529
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,590	3,908
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,700	4,720
Zhuzhou CRRC Times Electric Co. Ltd., Class A	728	4,365

Zhuzhou Kibing Group Co. Ltd., Class A	3,000	3,598
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	7,750	6,878

(Cost $667,448)		771,508

Information Technology - 15.3%
360 Security Technology, Inc., Class A*	6,500	9,984
3peak, Inc., Class A	121	3,057
Accelink Technologies Co. Ltd., Class A	700	2,696
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	580	12,139
Amlogic Shanghai Co. Ltd., Class A*	386	4,645
Anker Innovations Technology Co. Ltd., Class A	300	3,449
ASR Microelectronics Co. Ltd., Class A*	300	2,887
Avary Holding Shenzhen Co. Ltd., Class A	2,000	5,878
Beijing E-Hualu Information Technology Co. Ltd., Class A*	600	2,486
Beijing Kingsoft Office Software, Inc., Class A	421	22,824
Beijing Shiji Information Technology Co. Ltd., Class A*	2,256	4,212
BOE Technology Group Co. Ltd., Class A	35,002	19,284
Cambricon Technologies Corp. Ltd., Class A*	350	7,636
CETC Cyberspace Security Technology Co. Ltd., Class A	800	2,749
Chaozhou Three-Circle Group Co. Ltd., Class A	1,758	7,756
China Greatwall Technology Group Co. Ltd., Class A	3,400	5,087
China National Software & Service Co. Ltd., Class A	780	4,630
China Railway Signal & Communication Corp. Ltd., Class A	7,720	5,950
China Resources Microelectronics Ltd., Class A	1,151	9,256
China Zhenhua Group Science & Technology Co. Ltd., Class A	500	6,298
DHC Software Co. Ltd., Class A	2,500	2,308
Eoptolink Technology, Inc. Ltd., Class A	600	3,757
Everdisplay Optronics Shanghai Co. Ltd., Class A*	11,042	4,081
Flat Glass Group Co. Ltd., Class A	1,700	7,212
Foxconn Industrial Internet Co. Ltd., Class A	9,300	27,995
GalaxyCore, Inc., Class A	1,545	3,220
GigaDevice Semiconductor, Inc., Class A	612	7,902
GoerTek, Inc., Class A	3,577	7,529
GRG Banking Equipment Co. Ltd., Class A	2,600	4,483
Guangzhou Haige Communications Group, Inc. Co., Class A	1,800	2,619
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	700	5,125
Hangzhou Chang Chuan Technology Co. Ltd., Class A	600	3,081
Hangzhou First Applied Material Co. Ltd., Class A	1,881	8,035
Hangzhou Lion Electronics Co. Ltd., Class A	700	3,172
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,400	4,876
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,600	3,607
Hengtong Optic-electric Co. Ltd., Class A	2,300	4,468
Hoyuan Green Energy Co. Ltd., Class A	586	3,356
Huagong Tech Co. Ltd., Class A	900	3,889
Hundsun Technologies, Inc., Class A	1,946	9,625
Iflytek Co. Ltd., Class A	2,134	16,076
Ingenic Semiconductor Co. Ltd., Class A	500	5,072
Inspur Electronic Information Industry Co. Ltd., Class A	1,288	6,924
Isoftstone Information Technology Group Co. Ltd., Class A	450	1,276
JA Solar Technology Co. Ltd., Class A	3,332	12,740
JCET Group Co. Ltd., Class A	1,400	6,270
Jiangsu Pacific Quartz Co. Ltd., Class A	300	3,943
Jinko Solar Co. Ltd., Class A	5,700	8,426
Lens Technology Co. Ltd., Class A	4,600	7,774
Lingyi iTech Guangdong Co., Class A	7,700	6,369
LONGi Green Energy Technology Co. Ltd., Class A	7,103	25,910
Luxshare Precision Industry Co. Ltd., Class A	6,633	30,073
Maxscend Microelectronics Co. Ltd., Class A	512	8,730
Montage Technology Co. Ltd., Class A	1,184	8,335
National Silicon Industry Group Co. Ltd., Class A*	2,000	5,595
NAURA Technology Group Co. Ltd., Class A	500	18,634
NavInfo Co. Ltd., Class A*	2,200	3,113
Ninestar Corp., Class A	1,200	4,613
Qi An Xin Technology Group, Inc., Class A*	600	4,424
Raytron Technology Co. Ltd., Class A	495	3,483
Risen Energy Co. Ltd., Class A	1,000	2,759
Rockchip Electronics Co. Ltd., Class A	300	2,699
Sanan Optoelectronics Co. Ltd., Class A	4,200	9,065
Sangfor Technologies, Inc., Class A*	400	5,995
SG Micro Corp., Class A	487	5,181

Shanghai Aiko Solar Energy Co. Ltd., Class A	1,540	4,699
Shanghai Baosight Software Co. Ltd., Class A	1,621	10,674
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	128	4,632
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	500	3,631
Shengyi Technology Co. Ltd., Class A	1,800	3,665
Shennan Circuits Co. Ltd., Class A	380	3,455
Shenzhen Kaifa Technology Co. Ltd., Class A	1,200	2,945
Shenzhen SC New Energy Technology Corp., Class A	300	3,651
Shenzhen SED Industry Co. Ltd., Class A	800	3,018
Shenzhen Sunlord Electronics Co. Ltd., Class A	800	2,946
Shenzhen Transsion Holdings Co. Ltd., Class A	696	14,040
StarPower Semiconductor Ltd., Class A	200	5,443
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,800	4,649
Suzhou TFC Optical Communication Co. Ltd., Class A	400	4,642
TCL Technology Group Corp., Class A*	18,700	10,534
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	4,000	14,096
Thunder Software Technology Co. Ltd., Class A	500	5,500
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	800	2,924
Tianma Microelectronics Co. Ltd., Class A*	2,500	2,954
Tianshui Huatian Technology Co. Ltd., Class A	2,200	2,714
TongFu Microelectronics Co. Ltd., Class A	1,200	3,362
Tongwei Co. Ltd., Class A	4,400	19,393
Trina Solar Co. Ltd., Class A	2,171	10,135
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	839	10,689
Unisplendour Corp. Ltd., Class A*	2,508	9,279
Universal Scientific Industrial Shanghai Co. Ltd., Class A	1,700	3,445
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	400	3,668
Will Semiconductor Co. Ltd., Class A	1,215	15,361
Wingtech Technology Co. Ltd., Class A*	1,264	8,020
Wuhan Guide Infrared Co. Ltd., Class A	4,319	4,575
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,610	4,674
Wuxi Autowell Technology Co. Ltd., Class A	160	3,700
Xiamen Faratronic Co. Ltd., Class A	200	3,123
Xinjiang Daqo New Energy Co. Ltd., Class A	1,500	8,567
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	500	2,454
Yealink Network Technology Corp. Ltd., Class A	1,260	6,409
Yonyou Network Technology Co. Ltd., Class A	3,026	7,546
Zhejiang Dahua Technology Co. Ltd., Class A	3,200	9,488
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	10,061
Zhejiang Supcon Technology Co. Ltd., Class A	580	4,019
Zhongji Innolight Co. Ltd., Class A	800	12,598
ZTE Corp., Class A	3,700	18,021

(Cost $728,382)		766,121

Materials - 11.1%
Aluminum Corp. of China Ltd., Class A	13,408	10,905
Anhui Conch Cement Co. Ltd., Class A	3,564	12,575
Anhui Honglu Steel Construction Group Co. Ltd., Class A	780	2,872
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	500	1,921
Baoshan Iron & Steel Co. Ltd., Class A	20,657	17,199
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,000	3,946
Canmax Technologies Co. Ltd., Class A	780	2,893
Chengxin Lithium Group Co. Ltd., Class A	800	2,512
Chifeng Jilong Gold Mining Co. Ltd., Class A*	1,400	2,910
China Jushi Co. Ltd., Class A	3,672	7,043
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,393	10,293
China Rare Earth Resources And Technology Co. Ltd., Class A	1,100	4,321
CMOC Group Ltd., Class A	16,400	12,911
CNGR Advanced Material Co. Ltd., Class A	600	4,524
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	3,190	2,270
Do-Fluoride New Materials Co. Ltd., Class A	1,120	2,524
Ganfeng Lithium Group Co. Ltd., Class A	1,280	8,338
GEM Co. Ltd., Class A	3,500	3,010
Guangdong HEC Technology Holding Co. Ltd., Class A	2,600	2,429

Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,880	8,480
Hangzhou Oxygen Plant Group Co. Ltd., Class A	900	3,785
Haohua Chemical Science & Technology Co. Ltd., Class A	600	2,769
Henan Shenhuo Coal & Power Co. Ltd., Class A	2,100	4,582
Hengli Petrochemical Co. Ltd., Class A*	6,220	12,272
Hengyi Petrochemical Co. Ltd., Class A*	2,260	2,382
Hesteel Co. Ltd., Class A	11,200	3,478
Hoshine Silicon Industry Co. Ltd., Class A	700	5,940
Huafon Chemical Co. Ltd., Class A	5,200	5,001
Huaibei Mining Holdings Co. Ltd., Class A	2,300	3,707
Hubei Feilihua Quartz Glass Co. Ltd., Class A	500	3,229
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,200	3,347
Hunan Changyuan Lico Co. Ltd., Class A	1,403	1,814
Hunan Valin Steel Co. Ltd., Class A	7,200	5,856
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	45,700	11,239
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	6,495	3,730
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	3,700	3,589
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,800	9,172
Jiangsu Yangnong Chemical Co. Ltd., Class A	390	3,425
Jiangsu Yoke Technology Co. Ltd., Class A	500	4,666
Jiangxi Copper Co. Ltd., Class A	2,244	5,827
Jinduicheng Molybdenum Co. Ltd., Class A	3,000	4,480
LB Group Co. Ltd., Class A	2,000	4,982
Luxi Chemical Group Co. Ltd., Class A	800	1,118
Ningbo Shanshan Co. Ltd., Class A	2,200	4,114
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,600	12,432
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	8,500	4,391
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,900	12,051
Rongsheng Petrochemical Co. Ltd., Class A	9,728	16,105
Satellite Chemical Co. Ltd., Class A	2,586	5,436
Shandong Gold Mining Co. Ltd., Class A	3,753	13,525
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,270	10,323
Shandong Nanshan Aluminum Co. Ltd., Class A	9,900	4,244
Shandong Sun Paper Industry JSC Ltd., Class A	2,600	4,097
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,001	8,995
Shanxi Meijin Energy Co. Ltd., Class A*	4,500	4,433
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,400	2,923
Shenghe Resources Holding Co. Ltd., Class A	1,600	2,431
Shenzhen Capchem Technology Co. Ltd., Class A	720	4,746
Shenzhen Dynanonic Co. Ltd., Class A	320	4,123
Shenzhen Senior Technology Material Co. Ltd., Class A	1,198	2,313
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	900	2,984
Sichuan Hebang Biotechnology Co. Ltd., Class A	9,200	3,021
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,300	2,799
Sinoma Science & Technology Co. Ltd., Class A	1,500	4,524
Sinomine Resource Group Co. Ltd., Class A	588	3,005
Sinopec Shanghai Petrochemical Co. Ltd., Class A*	6,570	2,735
Skshu Paint Co. Ltd., Class A*	476	4,926
Sunresin New Materials Co. Ltd., Class A	450	3,763
Tangshan Jidong Cement Co. Ltd., Class A	2,400	2,499
Tianqi Lithium Corp., Class A	1,500	11,864
Tianshan Aluminum Group Co. Ltd., Class A	4,100	3,560
Tongkun Group Co. Ltd., Class A*	2,500	5,097
Tongling Nonferrous Metals Group Co. Ltd., Class A	11,700	5,160
Wanhua Chemical Group Co. Ltd., Class A	2,900	37,353
Weihai Guangwei Composites Co. Ltd., Class A	800	3,074
Western Mining Co. Ltd., Class A	2,100	3,687
Western Superconducting Technologies Co. Ltd., Class A	610	3,975
Xiamen Tungsten Co. Ltd., Class A	1,400	3,337
Yintai Gold Co. Ltd., Class A	2,880	5,718
YongXing Special Materials Technology Co. Ltd., Class A	520	3,561
Yunnan Aluminium Co. Ltd., Class A	3,500	6,944

Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	4,800	3,462
Yunnan Energy New Material Co. Ltd., Class A	900	8,209
Yunnan Tin Co. Ltd., Class A	1,700	3,270
Yunnan Yuntianhua Co. Ltd., Class A	1,800	4,264
Zangge Mining Co. Ltd., Class A	1,600	4,939
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,601	8,777
Zhejiang Juhua Co. Ltd., Class A	2,500	5,630
Zhejiang Longsheng Group Co. Ltd., Class A	3,000	3,800
Zhongjin Gold Corp. Ltd., Class A	4,500	6,875
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	2,800	2,358
Zijin Mining Group Co. Ltd., Class A	19,197	32,599

(Cost $589,218)		558,717

Real Estate - 1.9%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,815	14,667
China Vanke Co. Ltd., Class A	8,396	15,734
Gemdale Corp., Class A	4,722	4,671
Greenland Holdings Corp. Ltd., Class A*	10,200	4,106
Hainan Airport Infrastructure Co. Ltd., Class A*	10,000	5,496
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	3,000	4,324
Poly Developments and Holdings Group Co. Ltd., Class A	11,273	21,652
Seazen Holdings Co. Ltd., Class A*	1,913	3,811
Shanghai Lingang Holdings Corp. Ltd., Class A	2,500	4,080
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	8,300	4,960
Youngor Group Co. Ltd., Class A	5,100	4,870
Zhejiang China Commodities City Group Co. Ltd., Class A	5,200	5,873

(Cost $116,512)		94,244

Utilities - 3.7%
CECEP Solar Energy Co. Ltd., Class A	4,100	3,397
CECEP Wind-Power Corp., Class A	6,760	3,121
China National Nuclear Power Co. Ltd., Class A	18,084	17,889
China Three Gorges Renewables Group Co. Ltd., Class A	26,900	18,183
China Yangtze Power Co. Ltd., Class A	22,800	69,103
Datang International Power Generation Co. Ltd., Class A	7,800	2,979
ENN Natural Gas Co. Ltd., Class A	2,500	5,997
GD Power Development Co. Ltd., Class A	18,700	9,018
Huadian Power International Corp. Ltd., Class A	7,700	5,395
Huaneng Power International, Inc., Class A*	9,200	10,302
SDIC Power Holdings Co. Ltd., Class A	6,700	11,700
Shanghai Electric Power Co. Ltd., Class A	2,600	3,279
Shenergy Co. Ltd., Class A	4,000	3,583
Shenzhen Energy Group Co. Ltd., Class A	4,200	3,739
Sichuan Chuantou Energy Co. Ltd., Class A	4,100	8,427
Wintime Energy Co. Ltd., Class A*	20,000	4,012
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	10,000	6,059

(Cost $179,322)		186,183

TOTAL COMMON STOCKS (Cost $4,513,764)		4,981,352

EXCHANGE-TRADED FUNDS - 0.4%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)
(Cost $17,439)	650	17,167

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
(Cost $12,077)	12,077	12,077

TOTAL INVESTMENTS - 100.0% (Cost $4,543,280)		$5,010,596
Other assets and liabilities, net - 0.0%		1,327

NET ASSETS - 100.0%		$5,011,923

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

EXCHANGE-TRADED FUNDS — 0.4%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)
4,009	35,198	(21,167)	(807)	(66)	—	—	650	17,167
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
61,695	80,065	(129,683)	—	—	391	—	12,077	12,077

65,704	115,263	(150,850)	(807)	(66)	391	—	12,727	29,244

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

JSC:	Joint Stock Company

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
FTSE China A50 Index Futures	USD	1	$12,440	$12,618	9/27/2023	$178

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,981,352	$—	$—	$4,981,352
Exchange-Traded Funds	17,167	—	—	17,167
Short-Term Investments(a)	12,077	—	—	12,077
Derivatives(b)
Futures Contracts	178	—	—	178

TOTAL	$5,010,774	$—	$—	$5,010,774

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2023, the amount of transfer from Level 3 to Level 1 was $3,854. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHX-PH1

R-089711-1 (5/24) DBX005195 (5/24)